Note 21 - Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Share Price	$ 17.73
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	5,650
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 52,000	$ 86,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 211 days	2 years 211 days
Share-based Payment Arrangement, Expense		$ 34,000	$ 14,000